Note 12 - Income Tax - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income tax expense using combined statutory rate of 26.5% (2015 - 26.5%, 2014 - 26.5%)	$ 21,632	$ 16,326
Permanent differences	434	488
Tax effect of flow through entities	(243)	(230)
Impact of changes in foreign exchange rates		(10)
Adjustments to tax liabilities for prior periods	(456)	1,393
Effects of changes in enacted tax rates		(42)
Changes in liability for unrecognized tax benefits	(156)	(130)
Foreign, state and provincial tax rate differential	5,699	3,750
Gain on disposition of preferred shares		1,246
Other taxes	477	(161)
Change in valuation allowances		782
Provision for income taxes as reported	$ 27,387	$ 23,412